Significant Accounting Policies - Foreign currency transactions (Detail) - brazilianReal	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of significant accounting policies [line items]
Final rate	5.1967	4.0307
US Dollars
Disclosure of significant accounting policies [line items]
Final rate	5.1967	4.0307	3.8748
Average rate	5.1578	3.9461	3.6558
Euro
Disclosure of significant accounting policies [line items]
Final rate	6.3779	4.5305	4.4390
Average rate	5.8989	4.4159	4.3094